UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lilly Endowment, Inc.
Address:  2801 North Meridian Street
          Indianapolis, IN  46208-0068

Form 13F File Number: 28-00889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   David D. Biber
Title:  Secretary and Treasurer
Phone:  (317) 924-5471

Signature, Place, and Date of Signing:

   /s/ David D. Biber
   Indianapolis, Indiana
   June 30, 2000

Report Type:

[X]   13F HOLDING REPORT.

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A
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
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:  $16,558,870 (in thousands)


List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE

 Column 1         Column 2    Column 3     Column 4              Column 5              Column 6  Column 7            Column 8
                                                                                                                Voting Authority
  Name of         Title of     CUSIP        Value      Shrs or     SH/PRN   Put/Call  Investment  Other       Sole   Shared   None
  Issuer           Class                   (x$1000)    prn amt                        discretion managers

Eli Lilly          Common   532457-10-8  16,558,870  166,420,804     SH                  Sole              166,420,804   0      0
and Company